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REAL ESTATE FUND                                       [Graphic:  USGI logo]
                                                    a U.S. Global Investors Fund

REAL ESTATE

About the Portfolio Manager
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The Fund is  sub-advised  by Goodman & Co., a  $7-billion  Canadian  fund family based in Toronto.

Goodman & Co. uses a team-managed approach, with Ned Goodman, Anne McLean, Oscar Belaiche and Noah Blackstein as lead managers.

Investment Profile
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The Fund's objective is capital  appreciation through a portfolio of diversified securities of companies engaged in the ownership of, management of, or investment in real estate assets.

The team uses a bottom-up approach, focusing first on the value of individual companies, rather than real estate sectors or geographic regions. As a rule, the team always meets with the companies in which it invests. The team's selection criteria is "value with reasonable growth". Goodman & Co. currently manages two other real estate funds for Canadian Investors: the Dynamic Canadian Real Estate Fund and the Dynamic Real Estate Equity Fund, a global fund with a current geographic focus in the United States.


SECTORS %
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REITs                              71.41%

Hotels & Motels                     7.03%

Real Estate Development Cos.        5.49%

Bldg. Clean & Maintenance           2.32%


FUND PROFILE

For Portfolio
Management
Commentary
call our portfolio
direct hotline at
1-800-873-8637
option 6

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EQUITY PORTFOLIO HIGHLIGHTS                 (QUARTER ENDED JUNE 30, 1998)
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TOTAL RETURNS
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Year To Date                           -10.37%

1 Year (annualized)                      1.39%

5 Year (annualized)                      8.01%

10 Year (annualized)                     7.63%

Total Assets:                          $11.171 million

Expense Ratio: as of Dec. 31, 1997       1.80%

CUSIP:                                  911476877

Ticker Symbol:                          UNREX

Inception Date:                         7/2/87


TOP TEN HOLDINGS
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Simon Debartolo                          5.88%

Boston Properties                        5.86%

Equity Office Properties                 5.84%

Apartment Investment & Mgt. Co.          5.06%

Equity Residential Prop. Trust           4.79%

Merry Land & Investment                  4.77%

Reckson Associates                       3.72%

Hilton Hotels                            3.45%

Capital Trust                            3.09%

Spieker Properties                       2.25%


Must be accompanied or preceded by a prospectus. Past performance is no guarantee of future results. Please read the prospectus carefully before investing. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Call 1-800-US-FUNDS to receive additional information. The Fund's portfolio will change. There can be no guarantee that the Fund will continue to hold these securities in the future.